Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
25-Jan-06
Determination Date 17-Jan-06 Accrual Periods: Begin End
Record Date - Physical Certificates 03-Jan-06 Libor Certificates 1/3/2006 1/24/2006
Record Date - non Physical Certificates 24-Jan-06 A-IO-S 12/1/2005 12/31/2005
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance (2)
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
1-A-1 4.60500% $255,000,000.00 $255,000,000.00 $2,495,497.71 $717,612.50 $3,213,110.21 N/A N/A $252,504,502.29
2-A-1 4.46500% $213,000,000.00 $213,000,000.00 $4,382,696.28 $581,194.17 $4,963,890.45 N/A N/A $208,617,303.72
2-A-2 4.55500% $62,000,000.00 $62,000,000.00 $0.00 $172,583.89 $172,583.89 N/A N/A $62,000,000.00
2-A-3 4.61000% $65,000,000.00 $65,000,000.00 $0.00 $183,119.44 $183,119.44 N/A N/A $65,000,000.00
2-A-4 4.71500% $35,400,000.00 $35,400,000.00 $0.00 $102,001.17 $102,001.17 N/A N/A $35,400,000.00
A-IO-S 0.06334% $800,000,100.00 $800,000,100.00 $0.00 $42,225.48 $42,225.48 N/A N/A $793,121,856.01
M-1 4.82500% $28,800,000.00 $28,800,000.00 $0.00 $84,920.00 $84,920.00 $0.00 $0.00 $28,800,000.00
M-2 4.84500% $26,400,000.00 $26,400,000.00 $0.00 $78,166.00 $78,166.00 $0.00 $0.00 $26,400,000.00
M-3 4.85500% $18,000,000.00 $18,000,000.00 $0.00 $53,405.00 $53,405.00 $0.00 $0.00 $18,000,000.00
M-4 5.00500% $12,400,000.00 $12,400,000.00 $0.00 $37,926.78 $37,926.78 $0.00 $0.00 $12,400,000.00
M-5 5.03500% $12,800,000.00 $12,800,000.00 $0.00 $39,384.89 $39,384.89 $0.00 $0.00 $12,800,000.00
M-6 5.11500% $11,200,000.00 $11,200,000.00 $0.00 $35,009.33 $35,009.33 $0.00 $0.00 $11,200,000.00
M-7 6.03500% $10,400,000.00 $10,400,000.00 $0.00 $38,355.78 $38,355.78 $0.00 $0.00 $10,400,000.00
M-8 6.68500% $10,000,000.00 $10,000,000.00 $0.00 $40,852.78 $40,852.78 $0.00 $0.00 $10,000,000.00
B-1 6.88500% $7,600,000.00 $7,600,000.00 $0.00 $31,977.00 $31,977.00 $0.00 $0.00 $7,600,000.00
B-2 6.88500% $7,200,000.00 $7,200,000.00 $0.00 $30,294.00 $30,294.00 $0.00 $0.00 $7,200,000.00
B-3 6.88500% $6,400,000.00 $6,400,000.00 $0.00 $26,928.00 $26,928.00 $0.00 $0.00 $6,400,000.00
X N/A $800,000,100.00 $800,000,100.00 $0.00 $2,237,848.01 $2,237,848.01 N/A N/A $793,121,856.01
P N/A $50.00 $50.00 $0.00 $75,003.02 $75,003.02 N/A N/A $50.00
R 4.60500% $25.00 $25.00 $25.00 $0.07 $25.07 N/A N/A $0.00
R-II 4.60500% $25.00 $25.00 $25.00 $0.07 $25.07 N/A N/A $0.00
Totals: $781,600,100.00 $781,600,100.00 $6,878,243.99 $4,608,807.38 $11,487,051.37 $0.00 $0.00 $774,721,856.01
(1) Reflects the application of Net Funds Cap
(2) Classes A-IO-S and X are IO Certs, and the Balances reflected for these Certs are Notional Amounts
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
1-A-1 437084RQ1 $1,000.00000000 $9.78626553 $2.81416667 $0.00000000 $990.21373447 LIBOR 4.38500%
2-A-1 437084RR9 $1,000.00000000 $20.57603887 $2.72861113 $0.00000000 $979.42396113 SWAP LIBOR 0.00000%
2-A-2 437084RS7 $1,000.00000000 $0.00000000 $2.78361113 $0.00000000 $1,000.00000000
2-A-3 437084RT5 $1,000.00000000 $0.00000000 $2.81722215 $0.00000000 $1,000.00000000
2-A-4 437084RU2 $1,000.00000000 $0.00000000 $2.88138898 $0.00000000 $1,000.00000000
A-IO-S 437084SK3 $1,000.00000000 $0.00000000 $0.05278184 $0.00000000 $991.40219609
M-1 437084RX6 $1,000.00000000 $0.00000000 $2.94861111 $0.00000000 $1,000.00000000
M-2 437084RY4 $1,000.00000000 $0.00000000 $2.96083333 $0.00000000 $1,000.00000000
M-3 437084RZ1 $1,000.00000000 $0.00000000 $2.96694444 $0.00000000 $1,000.00000000
M-4 437084SA5 $1,000.00000000 $0.00000000 $3.05861129 $0.00000000 $1,000.00000000
M-5 437084SB3 $1,000.00000000 $0.00000000 $3.07694453 $0.00000000 $1,000.00000000
M-6 437084SC1 $1,000.00000000 $0.00000000 $3.12583304 $0.00000000 $1,000.00000000
M-7 437084SD9 $1,000.00000000 $0.00000000 $3.68805577 $0.00000000 $1,000.00000000
M-8 437084SE7 $1,000.00000000 $0.00000000 $4.08527800 $0.00000000 $1,000.00000000
B-1 437084SF4 $1,000.00000000 $0.00000000 $4.20750000 $0.00000000 $1,000.00000000
B-2 437084SG2 $1,000.00000000 $0.00000000 $4.20750000 $0.00000000 $1,000.00000000
B-3 437084SH0 $1,000.00000000 $0.00000000 $4.20750000 $0.00000000 $1,000.00000000
X 437084SL1 $1,000.00000000 $0.00000000 $2.79730966 $0.00000000 $991.40219609
P 437084SJ6 $1,000.00000000 $0.00000000 $1,500,060.4000 $0.00000000 $1,000.00000000
R 437084RV0 $1,000.00000000 $1,000.00000000 $2.80000000 $0.00000000 $0.00000000
R-II 437084RW8 $1,000.00000000 $1,000.00000000 $2.80000000 $0.00000000 $0.00000000
For additional information regarding the Mortgage Loans serviced by Select Portfolio Servicing, Inc., please contact Select Portfolio Servicing, Inc. at csfbdeals@spservicing.com.
Credit Suisse First Boston Mortgage Securities Corp.
Home Equity Pass-Through Certificates, HEAT Series 2006-1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
25-Jan-06
Credit Suisse First Boston Mortgage Securities Corp.
Home Equity Pass-Through Certificates, HEAT Series 2006-1
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
1-A-1 4.60500% $717,612.50 $0.00 $0.00 $0.00 $0.00 NA $717,612.50 $0.00
2-A-1 4.46500% $581,194.17 $0.00 $0.00 $0.00 $0.00 NA $581,194.17 $0.00
2-A-2 4.55500% $172,583.89 $0.00 $0.00 $0.00 $0.00 NA $172,583.89 $0.00
2-A-3 4.61000% $183,119.44 $0.00 $0.00 $0.00 $0.00 NA $183,119.44 $0.00
2-A-4 4.71500% $102,001.17 $0.00 $0.00 $0.00 $0.00 NA $102,001.17 $0.00
M-1 4.82500% $84,920.00 $0.00 $0.00 $0.00 $0.00 $0.00 $84,920.00 $0.00
M-2 4.84500% $78,166.00 $0.00 $0.00 $0.00 $0.00 $0.00 $78,166.00 $0.00
M-3 4.85500% $53,405.00 $0.00 $0.00 $0.00 $0.00 $0.00 $53,405.00 $0.00
M-4 5.00500% $37,926.78 $0.00 $0.00 $0.00 $0.00 $0.00 $37,926.78 $0.00
M-5 5.03500% $39,384.89 $0.00 $0.00 $0.00 $0.00 $0.00 $39,384.89 $0.00
M-6 5.11500% $35,009.33 $0.00 $0.00 $0.00 $0.00 $0.00 $35,009.33 $0.00
M-7 6.03500% $38,355.78 $0.00 $0.00 $0.00 $0.00 $0.00 $38,355.78 $0.00
M-8 6.68500% $40,852.78 $0.00 $0.00 $0.00 $0.00 $0.00 $40,852.78 $0.00
B-1 6.88500% $31,977.00 $0.00 $0.00 $0.00 $0.00 $0.00 $31,977.00 $0.00
B-2 6.88500% $30,294.00 $0.00 $0.00 $0.00 $0.00 $0.00 $30,294.00 $0.00
B-3 6.88500% $26,928.00 $0.00 $0.00 $0.00 $0.00 $0.00 $26,928.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
25-Jan-06
Credit Suisse First Boston Mortgage Securities Corp.
Home Equity Pass-Through Certificates, HEAT Series 2006-1
STATEMENT TO CERTIFICATEHOLDERS
Prefunding Account:
Totals
Group 1
Group 2
Basis Risk Account:
Beginning Balance 13,116,102.03 2,962,455.41 10,153,646.62 Beginning Balance 5,000.00
Withdrawal: Subsequent Transfer 0.00 0.00 0.00 Deposit / Withdrawal : Income to X 0.00
Withdrawal: certificate principal 0.00 0.00 0.00 Deposit : required deposit from waterfall 0.00
Ending Balance 13,116,102.03 2,962,455.41 10,153,646.62 Withdrawal: for Basis Risk shortfalls 0.00
Withdrawal: to X when Libor certs = $0 0.00
Ending Collateral Balance 793,121,856.01 321,104,502.29 472,017,353.72 Ending Balance 5,000.00
Capitalized Interest Account:
Miscellaneous:
Beginning Balance 148,000.00 Cumulative Recoveries 0.00
Withdrawal: Capitalized Interest Requirement 37,820.06 Current Advances 578,582.49
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Outstanding Advances 0.00
Ending Balance 110,179.94
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Investment Income 0.00 Servicer remittance 11,462,608.34
Deposit: Net Counterparty Payment 0.00 Funds from Capitalized Interest Account 37,820.06
Deposit: Counterparty Termination Payment 0.00 Funds from Prefund Account 0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00 Net Funds from Basis Risk account 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00 Net Payments to Trust from Swap Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00 11,500,428.40
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00 Distributions (B):
Withdrawal : to pay Basis Risk Shortfalls 0.00 Trustee fee 2,557.37
Withdrawal : to X, remaining amounts 0.00 Credit Risk Fee 10,819.66
Net Payments to Counterparty from Swap Trust 0.00
Total interest distributed 4,608,807.38
Total principal distributed 6,878,243.99
Net Deposits to Basis Risk account 0.00
11,500,428.40
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
25-Jan-06
Credit Suisse First Boston Mortgage Securities Corp.
Home Equity Pass-Through Certificates, HEAT Series 2006-1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 557,380.19 Senior Enhancement Percentage 21.200%
B) Ending Collateral Balance 793,121,856.01 Senior Enhancement Percentage for purposes of Stepdown 20.517%
C) Current Delinquency Rate (A/B) 0.070%
D) Rolling Three Month Delinquency Rate 0.070% The earlier of:
E) Applicable Most Senior Enhancement % Class Seniors 1) First payment date when Seniors are reduced to zero. NO
F) Applicable Most Senior Enhancement % 21.200% 2) later of (x) January 2009 NO
G) Applicable % 37.740% (y) Date when Senior Enhancement % >= 42.40% NO
H) Applicable % multiplied by Most Senior Enhancement % (limit) 8.001%
NO
I) Cumulative Realized Losses 0.00
J) Original Collateral Balance 800,000,100.00
Overcollateralization:
K) Cumulative Loss % ( I / J) 0.000% Ending Overcollateralization Amount 18,400,000.00
L) Applicable Cumulative Loss Limit % 100.000% Target Overcollateralization Amount 18,400,000.00
Ending Overcollateralization deficiency amount 0.00
A Trigger Event will occur if either (1) or (2) is True: Overcollateralization release amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = H). NO
2) Cumulative Loss % exceeds applicable limit (K > L). NO
Excess interest distributions:
NO
Excess available interest (A): 2,237,848.01
SPS Termination Test:
1) as additional principal to certificates 0.00
Relevant information: 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A) Cumulatiave Realized SPS Losses 0.00 3) Required Basis Risk Reserve Deposit to BRRF 0.00
B) Cut-Off Balance of SPS Loans 241,521,149.04 4) to Supp Interest Trust - Swap Term Payments 0.00
C) SPS Realized Loss Percentage 0.00% 5) Remaining Amounts to X 2,237,848.01
D) Applicable loss limit 4.60% (B): 2,237,848.01
The SPS Termination Test will be failed if: (A)-(B): 0.00
1) SPS Realized Loss % exceeds applicable limit (C > D), and NO
2) Certificateholders voted to remove SPS? NO
FAIL?: NO
CREDIT ENHANCEMENT AND TRIGGERS

Credit Suisse First Boston Mortgage Securities Corp. Home Equity Pass-Through Certificates,
HEAT Series 2006-1
COLLATERAL / REMITTANCE SUMMARY
Distribution Date: 1/25/2006
Kristy Frideres
Contact:
Account Administrator
651-495-2124
kristy.frideres@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
Prepayment Premiums (C)
Other Funds (D)
REMITTANCE TO TRUST A+B+C+D):
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Recoveries
NON-RETAINED FEES:
Excess Servicing Fee
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
786,883,997.97
6,878,243.99
0.00
0.00
0.00
780,005,753.98
423,375.94
6,398,321.40
56,546.65
0.00
0.00
6,878,243.99
4,795,016.66
285,655.33
0.00
0.00
0.00
0.00
0.00
4,509,361.33
75,003.02
0.00
11,462,608.34
4,848
4,815
0.9912584935
7.31199%
6.79159%
12.03011%
0.00
0
0.00
0.00
0.00
0.00
2,609,662.94
13.00
0.00
0.00
42,225.48
285,655.33
0.00
0.00
0.00
0.00
0.00
320,637,544.59
2,495,497.71
0.00
0.00
0.00
318,142,046.88
182,799.77
2,285,244.38
27,453.56
0.00
0.00
2,495,497.71
1,958,458.87
119,184.45
0.00
0.00
0.00
0.00
0.00
1,839,274.42
28,867.28
0.00
4,363,639.41
2,395
2,379
0.9922166394
7.32933%
6.80893%
12.04559%
0.00
0
0.00
0.00
0.00
0.00
882,245.87
6.00
0.00
0.00
14,418.16
119,184.45
0.00
0.00
0.00
0.00
0.00
466,246,453.38
4,382,746.28
0.00
0.00
0.00
461,863,707.10
240,576.17
4,113,077.02
29,093.09
0.00
0.00
4,382,746.28
2,836,557.79
166,470.88
0.00
0.00
0.00
0.00
0.00
2,670,086.91
46,135.74
0.00
7,098,968.93
2,453
2,436
0.9905995769
7.30007%
6.77967%
12.01947%
0.00
0
0.00
0.00
0.00
0.00
1,727,417.07
7.00
0.00
0.00
27,807.32
166,470.88
0.00
0.00
0.00
0.00
0.00
C 1
Credit Suisse First Boston Mortgage Securities Corp. Home Equity Pass-Through Certificates,
HEAT Series 2006-1
COLLATERAL / REMITTANCE SUMMARY
Distribution Date: 1/25/2006
Kristy Frideres
Contact:
Account Administrator
651-495-2124
kristy.frideres@usbank.com
TOTAL
SPS
WELLS
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
Prepayment Premiums (C)
Other Funds (D)
REMITTANCE TO TRUST A+B+C+D):
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Recoveries
NON-RETAINED FEES:
Excess Servicing Fee
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
786,883,997.97
6,878,243.99
0.00
0.00
0.00
780,005,753.98
423,375.94
6,398,321.40
56,546.65
0.00
0.00
6,878,243.99
4,795,016.66
285,655.33
0.00
0.00
0.00
0.00
0.00
4,509,361.33
75,003.02
0.00
11,462,608.34
4,848
4,815
0.9912584935
7.31199%
6.79159%
12.03011%
0.00
0
0.00
0.00
0.00
0.00
2,609,662.94
13.00
0.00
0.00
42,225.48
285,655.33
0.00
0.00
0.00
0.00
0.00
241,521,149.04
2,360,154.84
0.00
0.00
0.00
239,160,994.20
105,199.80
2,253,013.37
1,941.67
0.00
0.00
2,360,154.84
1,493,202.17
100,646.20
0.00
0.00
0.00
0.00
0.00
1,392,555.97
18,284.01
0.00
3,770,994.82
1,247
1,240
0.9902275094
7.41762%
6.89722%
12.70597%
0.00
0
0.00
0.00
0.00
0.00
684,812.19
2.00
0.00
0.00
0.00
100,646.20
0.00
0.00
0.00
0.00
0.00
545,362,848.93
4,518,089.15
0.00
0.00
0.00
540,844,759.78
318,176.14
4,145,308.03
54,604.98
0.00
0.00
4,518,089.15
3,301,814.49
185,009.13
0.00
0.00
0.00
0.00
0.00
3,116,805.36
56,719.01
0.00
7,691,613.52
3,601
3,575
0.9917150785
7.26521%
6.74481%
11.73080%
0.00
0
0.00
0.00
0.00
0.00
1,924,850.75
11.00
0.00
0.00
42,225.48
185,009.13
0.00
0.00
0.00
0.00
0.00
C 2
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
Supplemental Collateral Information *
I. Mortgage Loan Characteristics Report
II. Delinquency Report
III. Delinquency History Report - Six Months
IV. CPR / CDR History Report - Six Months
Issuance Dates
V. Prepayment & Liquidation Loan Detail Report
VI. Realized Loss Detail Report
VII. REO Loan Detail Report
VIII. Foreclosure Loan Detail Report
IX. Bankruptcy Loan Detail Report
January 25, 2006
December 01, 2005
January 03, 2006
Issuance Parties
Select Portfolio Servicing, Inc.; Wells Fargo Bank, N.A.
Credit Suisse First Boston
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Kristy Frideres
Account Administrator
651-495-2124
Name:
Title:
Phone:
Mobile:
Fax:
kristy.frideres@usbank.com
Email:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report, or may change its format, at any time and without notice to any Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
XI. Material Breaches Report
X. Material Modifications, Extensions, Waivers Report
01/24/2006 3:44 pm Page S1
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 100K
1,774 99,934,645.15 12.81% 966 52,422,751.79 16.48% 808 47,511,893.36 10.29%
100K to 200K
1,664 240,689,503.98 30.86% 897 130,048,313.93 40.88% 767 110,641,190.05 23.96%
200K to 300K
756 183,146,984.08 23.48% 398 96,135,829.57 30.22% 358 87,011,154.51 18.84%
300K to 400K
344 118,197,995.36 15.15% 111 36,217,882.61 11.38% 233 81,980,112.75 17.75%
400K to 500K
179 79,600,268.45 10.21% 5 2,176,799.94 0.68% 174 77,423,468.51 16.76%
500K to 600K
60 32,476,690.78 4.16% 1 525,599.68 0.17% 59 31,951,091.10 6.92%
600K to 700K
25 15,915,164.06 2.04% 1 614,869.36 0.19% 24 15,300,294.70 3.31%
700K to 800K
10 7,298,779.99 0.94% 0 0.00 0.00% 10 7,298,779.99 1.58%
800K to 900K
1 809,982.02 0.10% 0 0.00 0.00% 1 809,982.02 0.18%
900K to 1000K
2 1,935,740.11 0.25% 0 0.00 0.00% 2 1,935,740.11 0.42%
Total
4,815
780,005,753.98
100.00%
2,379
318,142,046.88
100.00%
2,436
461,863,707.10
100.00%
I. MORTGAGE LOAN CHARACTERISTIC REPORT
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
Group 2
0K to 100K 100K to 200K 200K to 300K 300K to 400K 400K to 500K 500K to 600K 600K to 700K 700K to 800K 800K to 900K 900K to 1000K
Balance
01/24/2006 3:44 pm Page S2
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.00% - 4.99%
3 949,587.32 0.12% 1 227,482.50 0.07% 2 722,104.82 0.16%
5.00% - 5.99%
298 80,482,003.02 10.32% 176 36,583,650.62 11.50% 122 43,898,352.40 9.50%
6.00% - 6.99%
1,310 290,354,289.94 37.22% 628 109,218,544.51 34.33% 682 181,135,745.43 39.22%
7.00% - 7.99%
1,495 260,092,914.52 33.34% 743 112,092,793.78 35.23% 752 148,000,120.74 32.04%
8.00% - 8.99%
649 87,196,498.19 11.18% 288 34,749,772.59 10.92% 361 52,446,725.60 11.36%
9.00% - 9.99%
338 29,311,962.49 3.76% 172 12,460,361.89 3.92% 166 16,851,600.60 3.65%
10.00% - 10.99%
303 16,052,754.35 2.06% 147 6,360,686.90 2.00% 156 9,692,067.45 2.10%
11.00% - 11.99%
355 12,952,386.35 1.66% 190 5,305,147.35 1.67% 165 7,647,239.00 1.66%
12.00% - 12.99%
61 2,526,987.65 0.32% 32 1,106,511.07 0.35% 29 1,420,476.58 0.31%
13.00% - 13.99%
3 86,370.15 0.01% 2 37,095.67 0.01% 1 49,274.48 0.01%
Total
4,815
780,005,753.98
100.00%
2,379
318,142,046.88
100.00%
2,436
461,863,707.10
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Margin: 7.33%
Group 2 Weighted Average Margin: 7.30%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
15 2,785,817.91 0.41% 11 1,989,222.74 0.72% 4 796,595.17 0.20%
3.00% - 3.99%
256 58,207,755.02 8.65% 143 26,175,206.55 9.53% 113 32,032,548.47 8.04%
4.00% - 4.99%
652 125,365,163.20 18.62% 336 55,151,427.50 20.08% 316 70,213,735.70 17.62%
5.00% - 5.99%
1,448 288,972,996.77 42.92% 712 109,652,447.30 39.92% 736 179,320,549.47 44.99%
6.00% - 6.99%
827 144,700,046.77 21.49% 392 56,620,959.92 20.61% 435 88,079,086.85 22.10%
7.00% - 7.99%
295 44,411,459.56 6.60% 140 20,684,734.78 7.53% 155 23,726,724.78 5.95%
8.00% - 8.99%
62 8,683,223.21 1.29% 30 4,292,132.37 1.56% 32 4,391,090.84 1.10%
9.00% - 9.99%
1 103,392.27 0.02% 1 103,392.27 0.04% 0 0.00 0.00%
Total
3,556
673,229,854.71
100.00%
1,765
274,669,523.43
100.00%
1,791
398,560,331.28
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.52%
Group 2 Weighted Average Margin: 5.58%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
1 188,795.42 0.03% 1 188,795.42 0.07% 0 0.00 0.00%
3.00% - 3.99%
32 5,707,344.28 0.85% 18 3,064,021.30 1.12% 14 2,643,322.98 0.66%
4.00% - 4.99%
173 29,513,605.07 4.38% 85 12,526,687.60 4.56% 88 16,986,917.47 4.26%
5.00% - 5.99%
459 98,780,542.38 14.67% 256 45,342,423.36 16.51% 203 53,438,119.02 13.41%
6.00% - 6.99%
1,124 247,593,937.61 36.78% 549 92,741,053.47 33.76% 575 154,852,884.14 38.85%
7.00% - 7.99%
1,104 201,826,348.35 29.98% 525 81,825,462.18 29.79% 579 120,000,886.17 30.11%
8.00% - 8.99%
435 64,326,666.78 9.55% 227 28,697,500.29 10.45% 208 35,629,166.49 8.94%
9.00% - 9.99%
152 18,749,660.12 2.79% 66 7,304,779.13 2.66% 86 11,444,880.99 2.87%
10.00% - 10.99%
59 5,061,730.53 0.75% 30 2,399,649.64 0.87% 29 2,662,080.89 0.67%
11.00% - 11.99%
12 904,744.72 0.13% 7 529,597.01 0.19% 5 375,147.71 0.09%
12.00% - 12.99%
5 576,479.45 0.09% 1 49,554.03 0.02% 4 526,925.42 0.13%
Total
3,556
673,229,854.71
100.00%
1,765
274,669,523.43
100.00%
1,791
398,560,331.28
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 6.89%
Group 2 Weighted Average Lifetime Rate Floor: 6.91%
01/24/2006 3:44 pm Page S3
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00% - 10.99%
22 7,776,179.88 1.16% 11 2,801,369.25 1.02% 11 4,974,810.63 1.25%
11.00% - 11.99%
288 70,778,005.70 10.51% 163 30,973,692.23 11.28% 125 39,804,313.47 9.99%
12.00% - 12.99%
1,098 237,935,706.92 35.34% 523 90,664,434.30 33.01% 575 147,271,272.62 36.95%
13.00% - 13.99%
1,199 224,501,422.06 33.35% 606 94,443,780.28 34.38% 593 130,057,641.78 32.63%
14.00% - 14.99%
594 92,490,925.07 13.74% 286 38,967,259.30 14.19% 308 53,523,665.77 13.43%
15.00% - 15.99%
253 29,733,083.40 4.42% 120 11,875,195.63 4.32% 133 17,857,887.77 4.48%
16.00% - 16.99%
82 8,206,314.52 1.22% 47 4,299,826.62 1.57% 35 3,906,487.90 0.98%
17.00% - 17.99%
14 1,043,928.26 0.16% 7 406,602.34 0.15% 7 637,325.92 0.16%
18.00% - 18.99%
6 764,288.90 0.11% 2 237,363.48 0.09% 4 526,925.42 0.13%
Total
3,556
673,229,854.71
100.00%
1,765
274,669,523.43
100.00%
1,791
398,560,331.28
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.27%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.21%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
3,555 672,983,543.62 99.96% 1,765 274,669,523.43 100.00% 1,790 398,314,020.19 99.94%
12
1 246,311.09 0.04% 0 0.00 0.00% 1 246,311.09 0.06%
Total
3,556
673,229,854.71
100.00%
1,765
274,669,523.43
100.00%
1,791
398,560,331.28
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
3,555 672,983,543.62 99.96% 1,765 274,669,523.43 100.00% 1,790 398,314,020.19 99.94%
12
1 246,311.09 0.04% 0 0.00 0.00% 1 246,311.09 0.06%
Total
3,556
673,229,854.71
100.00%
1,765
274,669,523.43
100.00%
1,791
398,560,331.28
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Year LIBOR
1 246,311.09 0.04% 0 0.00 0.00% 1 246,311.09 0.06%
6 Month LIBOR
3,555 672,983,543.62 99.96% 1,765 274,669,523.43 100.00% 1,790 398,314,020.19 99.94%
Total
3,556
673,229,854.71
100.00%
1,765
274,669,523.43
100.00%
1,791
398,560,331.28
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
109 20,026,035.89 2.57% 69 11,716,325.37 3.68% 40 8,309,710.52 1.80%
3 Units
13 3,345,285.19 0.43% 8 2,193,318.55 0.69% 5 1,151,966.64 0.25%
4 Units
14 4,221,769.91 0.54% 6 2,197,023.80 0.69% 8 2,024,746.11 0.44%
Condominium
76 13,148,970.06 1.69% 29 4,418,279.46 1.39% 47 8,730,690.60 1.89%
High Rise Condo
5 965,916.12 0.12% 5 965,916.12 0.30% 0 0.00 0.00%
Low Rise Condo
160 23,558,854.09 3.02% 84 10,269,948.95 3.23% 76 13,288,905.14 2.88%
Manufactured Housing
11 463,481.03 0.06% 3 112,577.06 0.04% 8 350,903.97 0.08%
Mid Rise Condo
1 210,000.00 0.03% 0 0.00 0.00% 1 210,000.00 0.05%
Multifamily
62 16,476,720.59 2.11% 29 6,198,814.89 1.95% 33 10,277,905.70 2.23%
Planned Unit Development
242 45,217,938.55 5.80% 106 15,186,945.17 4.77% 136 30,030,993.38 6.50%
Single Family
4,115 650,851,605.03 83.44% 2,037 264,366,174.76 83.10% 2,078 386,485,430.27 83.68%
Townhouse
7 1,519,177.52 0.19% 3 516,722.75 0.16% 4 1,002,454.77 0.22%
Total
4,815
780,005,753.98
100.00%
2,379
318,142,046.88
100.00%
2,436
461,863,707.10
100.00%
Property Type
Type
01/24/2006 3:44 pm Page S4
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1998
6 125,225.84 0.02% 5 115,710.16 0.04% 1 9,515.68 0.00%
1999
9 448,011.68 0.06% 1 57,830.70 0.02% 8 390,180.98 0.08%
2000
11 596,284.13 0.08% 2 77,944.22 0.02% 9 518,339.91 0.11%
2001
14 634,538.53 0.08% 4 198,239.18 0.06% 10 436,299.35 0.09%
2004
5 670,799.71 0.09% 2 133,041.73 0.04% 3 537,757.98 0.12%
2005
4,747 774,125,766.82 99.25% 2,359 316,420,294.93 99.46% 2,388 457,705,471.89 99.10%
2006
23 3,405,127.27 0.44% 6 1,138,985.96 0.36% 17 2,266,141.31 0.49%
Total
4,815
780,005,753.98
100.00%
2,379
318,142,046.88
100.00%
2,436
461,863,707.10
100.00%
Year of Origination
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.0 - 9.9
5 256,130.70 0.03% 1 24,948.11 0.01% 4 231,182.59 0.05%
10.0 - 19.9
97 4,106,546.34 0.53% 47 1,277,785.50 0.40% 50 2,828,760.84 0.61%
20.0 - 29.9
629 24,792,316.78 3.18% 329 9,858,822.27 3.10% 300 14,933,494.51 3.23%
30.0 - 39.9
43 4,503,693.67 0.58% 13 1,396,599.51 0.44% 30 3,107,094.16 0.67%
40.0 - 49.9
70 10,162,909.15 1.30% 22 3,451,827.27 1.08% 48 6,711,081.88 1.45%
50.0 - 59.9
170 28,552,201.62 3.66% 51 8,236,657.07 2.59% 119 20,315,544.55 4.40%
60.0 - 69.9
357 65,358,692.15 8.38% 243 40,949,741.45 12.87% 114 24,408,950.70 5.28%
70.0 - 79.9
820 150,263,591.72 19.26% 435 66,648,152.85 20.95% 385 83,615,438.87 18.10%
80.0 - 89.9
1,771 340,378,444.54 43.64% 710 108,841,338.67 34.21% 1,061 231,537,105.87 50.13%
90.0 - 99.9
713 132,360,364.76 16.97% 436 67,043,096.18 21.07% 277 65,317,268.58 14.14%
100.0 - 100.0
140 19,270,862.55 2.47% 92 10,413,078.00 3.27% 48 8,857,784.55 1.92%
Total
4,815
780,005,753.98
100.00%
2,379
318,142,046.88
100.00%
2,436
461,863,707.10
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Group 2 Weighted Average LTV: 77
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
25 - 48
1 13,737.40 0.00% 1 13,737.40 0.00% 0 0.00 0.00%
49 - 72
2 299,610.00 0.04% 0 0.00 0.00% 2 299,610.00 0.06%
73 - 96
2 22,515.14 0.00% 1 12,999.46 0.00% 1 9,515.68 0.00%
97 - 120
9 311,471.59 0.04% 2 46,165.69 0.01% 7 265,305.90 0.06%
121 - 144
1 6,257.09 0.00% 0 0.00 0.00% 1 6,257.09 0.00%
145 - 168
1 16,966.60 0.00% 0 0.00 0.00% 1 16,966.60 0.00%
169 - 192
68 5,036,641.55 0.65% 21 1,702,892.06 0.54% 47 3,333,749.49 0.72%
217 - 240
4 544,820.82 0.07% 2 386,502.32 0.12% 2 158,318.50 0.03%
265 - 288
9 475,326.24 0.06% 4 146,804.00 0.05% 5 328,522.24 0.07%
289 - 312
14 881,404.05 0.11% 3 215,878.19 0.07% 11 665,525.86 0.14%
337 - 360
4,569 737,688,995.10 94.57% 2,286 304,640,050.19 95.76% 2,283 433,048,944.91 93.76%
457 - 480
135 34,708,008.40 4.45% 59 10,977,017.57 3.45% 76 23,730,990.83 5.14%
Total
4,815
780,005,753.98
100.00%
2,379
318,142,046.88
100.00%
2,436
461,863,707.10
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 360
Group 2 Weighted Average Remaining Amortization Months: 361
01/24/2006 3:44 pm Page S5
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
25 - 48
1 13,737.40 0.00% 1 13,737.40 0.00% 0 0.00 0.00%
49 - 72
2 299,610.00 0.04% 0 0.00 0.00% 2 299,610.00 0.06%
73 - 96
2 22,515.14 0.00% 1 12,999.46 0.00% 1 9,515.68 0.00%
97 - 120
9 311,471.59 0.04% 2 46,165.69 0.01% 7 265,305.90 0.06%
121 - 144
1 6,257.09 0.00% 0 0.00 0.00% 1 6,257.09 0.00%
145 - 168
1 16,966.60 0.00% 0 0.00 0.00% 1 16,966.60 0.00%
169 - 192
136 16,937,957.14 2.17% 48 5,342,678.51 1.68% 88 11,595,278.63 2.51%
217 - 240
4 544,820.82 0.07% 2 386,502.32 0.12% 2 158,318.50 0.03%
265 - 288
9 475,326.24 0.06% 4 146,804.00 0.05% 5 328,522.24 0.07%
289 - 312
14 881,404.05 0.11% 3 215,878.19 0.07% 11 665,525.86 0.14%
337 - 360
4,636 760,495,687.91 97.50% 2,318 311,977,281.31 98.06% 2,318 448,518,406.60 97.11%
Total
4,815
780,005,753.98
100.00%
2,379
318,142,046.88
100.00%
2,436
461,863,707.10
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 354
Group 2 Weighted Average Remaining Months: 352
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
49 - 72
2 299,610.00 0.04% 0 0.00 0.00% 2 299,610.00 0.06%
97 - 120
1 13,737.40 0.00% 1 13,737.40 0.00% 0 0.00 0.00%
169 - 192
77 5,300,503.30 0.68% 23 1,747,917.69 0.55% 54 3,552,585.61 0.77%
217 - 240
8 638,169.49 0.08% 3 400,641.84 0.13% 5 237,527.65 0.05%
337 - 360
4,592 739,045,725.39 94.75% 2,293 305,002,732.38 95.87% 2,299 434,042,993.01 93.98%
457 - 480
135 34,708,008.40 4.45% 59 10,977,017.57 3.45% 76 23,730,990.83 5.14%
Total
4,815
780,005,753.98
100.00%
2,379
318,142,046.88
100.00%
2,436
461,863,707.10
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 363
Group 2 Weighted Average Original Amortization Months: 365
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
49 - 72
2 299,610.00 0.04% 0 0.00 0.00% 2 299,610.00 0.06%
97 - 120
1 13,737.40 0.00% 1 13,737.40 0.00% 0 0.00 0.00%
169 - 192
145 17,201,818.89 2.21% 50 5,387,704.14 1.69% 95 11,814,114.75 2.56%
217 - 240
8 638,169.49 0.08% 3 400,641.84 0.13% 5 237,527.65 0.05%
337 - 360
4,659 761,852,418.20 97.67% 2,325 312,339,963.50 98.18% 2,334 449,512,454.70 97.33%
Total
4,815
780,005,753.98
100.00%
2,379
318,142,046.88
100.00%
2,436
461,863,707.10
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 357
Group 2 Weighted Average Original Remaining Months: 355
01/24/2006 3:44 pm Page S6
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
45 3,923,118.11 0.50% 23 1,616,880.97 0.51% 22 2,306,237.14 0.50%
ALASKA
9 771,592.10 0.10% 8 605,025.88 0.19% 1 166,566.22 0.04%
ARIZONA
192 35,663,916.46 4.57% 104 17,672,467.88 5.55% 88 17,991,448.58 3.90%
ARKANSAS
19 1,821,251.52 0.23% 16 1,498,234.31 0.47% 3 323,017.21 0.07%
CALIFORNIA
621 181,981,269.29 23.33% 197 45,138,177.97 14.19% 424 136,843,091.32 29.63%
COLORADO
107 15,442,903.03 1.98% 71 8,788,887.39 2.76% 36 6,654,015.64 1.44%
CONNECTICUT
50 9,424,411.11 1.21% 23 3,890,590.70 1.22% 27 5,533,820.41 1.20%
DELAWARE
11 1,612,621.01 0.21% 6 734,332.81 0.23% 5 878,288.20 0.19%
DISTRICT OF COLUMBIA
24 4,923,646.68 0.63% 11 2,128,183.40 0.67% 13 2,795,463.28 0.61%
FLORIDA
382 64,056,219.99 8.21% 187 28,898,241.38 9.08% 195 35,157,978.61 7.61%
GEORGIA
173 22,217,868.79 2.85% 0 0.00 0.00% 173 22,217,868.79 4.81%
HAWAII
5 1,842,351.69 0.24% 1 222,684.08 0.07% 4 1,619,667.61 0.35%
IDAHO
32 3,973,882.40 0.51% 13 1,371,373.03 0.43% 19 2,602,509.37 0.56%
ILLINOIS
220 36,389,259.24 4.67% 126 18,050,067.79 5.67% 94 18,339,191.45 3.97%
INDIANA
76 6,754,879.42 0.87% 50 4,247,913.04 1.34% 26 2,506,966.38 0.54%
IOWA
65 4,384,094.04 0.56% 44 2,719,223.96 0.85% 21 1,664,870.08 0.36%
KANSAS
40 3,094,771.95 0.40% 28 2,027,397.15 0.64% 12 1,067,374.80 0.23%
KENTUCKY
38 3,457,980.70 0.44% 22 1,812,947.55 0.57% 16 1,645,033.15 0.36%
LOUISIANA
24 1,263,513.35 0.16% 12 752,620.97 0.24% 12 510,892.38 0.11%
MAINE
4 506,519.52 0.06% 3 471,304.59 0.15% 1 35,214.93 0.01%
MARYLAND
231 47,183,934.71 6.05% 121 21,681,762.42 6.82% 110 25,502,172.29 5.52%
MASSACHUSETTS
30 4,989,038.55 0.64% 12 2,337,353.20 0.73% 18 2,651,685.35 0.57%
MICHIGAN
158 19,292,352.31 2.47% 82 8,550,573.89 2.69% 76 10,741,778.42 2.33%
MINNESOTA
69 11,714,939.78 1.50% 49 8,062,894.43 2.53% 20 3,652,045.35 0.79%
MISSISSIPPI
27 2,572,958.02 0.33% 17 1,339,250.23 0.42% 10 1,233,707.79 0.27%
MISSOURI
155 14,257,287.99 1.83% 94 8,307,794.04 2.61% 61 5,949,493.95 1.29%
MONTANA
13 1,264,004.32 0.16% 8 750,188.20 0.24% 5 513,816.12 0.11%
NEBRASKA
29 1,519,185.74 0.19% 18 859,615.20 0.27% 11 659,570.54 0.14%
NEVADA
85 17,498,502.20 2.24% 46 8,561,032.48 2.69% 39 8,937,469.72 1.94%
NEW HAMPSHIRE
16 1,942,794.18 0.25% 12 1,572,431.86 0.49% 4 370,362.32 0.08%
NEW JERSEY
146 33,595,061.41 4.31% 58 11,397,089.93 3.58% 88 22,197,971.48 4.81%
NEW MEXICO
27 2,433,009.87 0.31% 19 1,721,108.64 0.54% 8 711,901.23 0.15%
NEW YORK
119 29,853,855.44 3.83% 50 9,821,341.68 3.09% 69 20,032,513.76 4.34%
NORTH CAROLINA
94 10,271,798.93 1.32% 52 5,095,924.75 1.60% 42 5,175,874.18 1.12%
NORTH DAKOTA
4 180,572.97 0.02% 2 25,236.13 0.01% 2 155,336.84 0.03%
OHIO
175 16,990,543.98 2.18% 97 9,429,130.35 2.96% 78 7,561,413.63 1.64%
OKLAHOMA
44 2,810,746.31 0.36% 25 1,580,425.31 0.50% 19 1,230,321.00 0.27%
OREGON
62 10,141,805.83 1.30% 37 5,103,966.45 1.60% 25 5,037,839.38 1.09%
PENNSYLVANIA
129 12,847,414.07 1.65% 69 6,791,505.78 2.13% 60 6,055,908.29 1.31%
RHODE ISLAND
23 4,732,642.31 0.61% 11 2,268,919.02 0.71% 12 2,463,723.29 0.53%
SOUTH CAROLINA
77 7,475,433.80 0.96% 40 3,475,449.08 1.09% 37 3,999,984.72 0.87%
SOUTH DAKOTA
18 756,709.62 0.10% 11 333,289.60 0.10% 7 423,420.02 0.09%
TENNESSEE
103 9,617,087.00 1.23% 55 4,958,518.27 1.56% 48 4,658,568.73 1.01%
TEXAS
261 26,031,753.47 3.34% 123 10,551,280.73 3.32% 138 15,480,472.74 3.35%
UTAH
42 4,757,062.55 0.61% 24 2,545,644.52 0.80% 18 2,211,418.03 0.48%
VIRGINIA
219 40,200,945.90 5.15% 108 16,423,837.05 5.16% 111 23,777,108.85 5.15%
WASHINGTON
110 17,103,613.15 2.19% 50 6,139,581.93 1.93% 60 10,964,031.22 2.37%
WEST VIRGINIA
26 2,138,565.05 0.27% 12 841,751.00 0.26% 14 1,296,814.05 0.28%
WISCONSIN
180 22,152,843.54 2.84% 127 14,837,384.34 4.66% 53 7,315,459.20 1.58%
WYOMING
6 173,220.58 0.02% 5 131,211.52 0.04% 1 42,009.06 0.01%
Total
4,815
780,005,753.98
100.00%
2,379
318,142,046.88
100.00%
2,436
461,863,707.10
100.00%
Geographic Distribution by State
State
01/24/2006 3:44 pm Page S7
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
0
2
4
6
8
10
12
14
16
CALIFORNIA
FLORIDA
MARYLAND
ILLINOIS
ARIZONA
VIRGINIA
WISCONSIN
NEW JERSEY
TEXAS
NEW YORK
OHIO
COLORADO
NEVADA
MICHIGAN
MISSOURI
MINNESOTA
PENNSYLVANIA
WASHINGTON
OREGON
NORTH CAROLINA
TENNESSEE
INDIANA
CONNECTICUT
SOUTH CAROLINA
IOWA
UTAH
MASSACHUSETTS
RHODE ISLAND
DISTRICT OF
COLUMBIA
KANSAS
KENTUCKY
NEW MEXICO
ALABAMA
OKLAHOMA
NEW HAMPSHIRE
ARKANSAS
IDAHO
MISSISSIPPI
NEBRASKA
WEST VIRGINIA
LOUISIANA
MONTANA
DELAWARE
ALASKA
MAINE
SOUTH DAKOTA
HAWAII
WYOMING
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1
0
4
8
12
16
20
24
28
32
CALIFORNIA
FLORIDA
MARYLAND
VIRGINIA
GEORGIA
NEW JERSEY
NEW YORK
ILLINOIS
ARIZONA
TEXAS
WASHINGTON
MICHIGAN
NEVADA
OHIO
WISCONSIN
COLORADO
PENNSYLVANIA
MISSOURI
CONNECTICUT
NORTH CAROLINA
OREGON
TENNESSEE
SOUTH CAROLINA
MINNESOTA
DISTRICT OF
COLUMBIA
MASSACHUSETTS
IDAHO
INDIANA
RHODE ISLAND
ALABAMA
UTAH
IOWA
KENTUCKY
HAWAII
WEST VIRGINIA
MISSISSIPPI
OKLAHOMA
KANSAS
DELAWARE
NEW MEXICO
NEBRASKA
MONTANA
LOUISIANA
SOUTH DAKOTA
NEW HAMPSHIRE
ARKANSAS
ALASKA
NORTH DAKOTA
WYOMING
MAINE
%
Collateral Balance Distribution by State
GROUP 2
01/24/2006 3:44 pm Page S8
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
II. DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
4,804
778,393,930.86
99.83%
778,755,011.78
7
1,054,442.93
0.14%
1,055,525.18
2
286,792.77
0.04%
286,883.33
4,813
779,735,166.56
780,097,420.29
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
2
270,587.42
100.00%
270,861.80
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
270,587.42
270,861.80
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
4,806
778,664,518.28
99.83%
779,025,873.58
7
1,054,442.93
0.14%
1,055,525.18
2
286,792.77
0.04%
286,883.33
4,815
780,005,753.98
100.00%
780,368,282.09
All Groups
Current
30 - 59 days
60 - 89 days
Current 99.8%
30 - 59 days 0.1%
60 - 89 days 0.0%
Total: 100.0%
Current
30 - 59 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,375
317,643,577.95
99.91%
317,795,281.89
3
280,968.93
0.09%
281,499.46
2,378
317,924,546.88
318,076,781.35
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
217,500.00
100.00%
217,500.00
0
0.00
0.00%
0.00
1
217,500.00
217,500.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,376
317,861,077.95
99.91%
318,012,781.89
3
280,968.93
0.09%
281,499.46
2,379
318,142,046.88
100.00%
318,294,281.35
Group 1
Current
30 - 59 days
Current 99.9%
30 - 59 days 0.1%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,429
460,750,352.91
99.77%
460,959,729.89
4
773,474.00
0.17%
774,025.72
2
286,792.77
0.06%
286,883.33
2,435
461,810,619.68
462,020,638.94
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
53,087.42
100.00%
53,361.80
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
53,087.42
53,361.80
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,430
460,803,440.33
99.77%
461,013,091.69
4
773,474.00
0.17%
774,025.72
2
286,792.77
0.06%
286,883.33
2,436
461,863,707.10
100.00%
462,074,000.74
Group 2
Current
30 - 59 days
60 - 89 days
Current 99.8%
30 - 59 days 0.2%
60 - 89 days 0.1%
Total: 100.0%
01/24/2006 3:44 pm Page S9
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
Delinquency Report
30 - 59 days
60 - 89 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
7 1,054,442.93 78.62% 2 286,792.77 21.38%
9
1,341,235.70
TOTAL
7
1,054,442.93
78.62%
2
286,792.77
21.38%
9
1,341,235.70
100.00%
All Groups
30 - 59 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
3 280,968.93 100.00%
3
280,968.93
TOTAL
3
280,968.93
100.00%
3
280,968.93
100.00%
Group 1
30 - 59 days
60 - 89 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
4 773,474.00 72.95% 2 286,792.77 27.05%
6
1,060,266.77
TOTAL
4
773,474.00
72.95%
2
286,792.77
27.05%
6
1,060,266.77
100.00%
Group 2
57.67
21.38
20.95
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 2
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
20.95
79.05
Delinquent
0
10
20
30
40
50
60
70
80
Group 1
Group 2
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
01/24/2006 3:44 pm Page S10
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
III. DELINQUENCY HISTORY REPORT - SIX MONTHS
January 2006
Count
Balance ($)
30 - 59 days
7 1,054,442.93
60 - 89 days
2 286,792.77
Bankruptcy
2 270,587.42
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
1/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
1/
1/
20
06
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
1/
1/
20
06
Balance ($)
Bankruptcy
01/24/2006 3:44 pm Page S11
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
January 2006
Count
Balance ($)
30 - 59 days
3 280,968.93
Bankruptcy
1 217,500.00
Group 1
III. DELINQUENCY HISTORY REPORT - SIX MONTHS
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
1/
1/
20
06
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
1/
1/
20
06
Balance ($)
Bankrupcty
01/24/2006 3:44 pm Page S12
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
January 2006
Count
Balance ($)
30 - 59 days
4 773,474.00
60 - 89 days
2 286,792.77
Bankruptcy
1 53,087.42
Group 2
III. DELINQUENCY HISTORY REPORT - SIX MONTHS
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
1/
1/
20
06
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
1/
1/
20
06
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
1/
1/
20
06
Balance ($)
Bankrupcty
01/24/2006 3:44 pm Page S13
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
IV. CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Group 2
Total
Current
Percentage
Amount ($)
8.32%
2,312,697.94
10.16%
4,142,170.11
9.42%
6,454,868.05
Life CPR
Percentage
Amount ($)
8.32% 10.16% 9.42%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
1/
1/
20
06
Group 1
Group 2
Total
Percentage
CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
1/
1/
20
06
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
1/
1/
20
06
Group 1
Group 2
Total
Percentage
CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
1/
1/
20
06
Group 1
Group 2
Total
Amount ($)
01/24/2006 3:44 pm Page S14
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
16 2,291,277.00 2,285,244.38 0.00 320,637,544.59
GROUP 2
17 4,119,408.00 4,113,077.02 0.00 466,246,453.38
TOTAL:
33
6,410,685.00
6,398,321.40
0.00
0.71%
99.29%
1
0.88%
99.12%
2
Prepayment Liquidation Beginning Balance
V. PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
403629806 195,000.00 194,118.01 193,967.78 0.00 0.00 0.00 N/A 12/22/2005 150.23 7.500%
0.000%
405077888 115,000.00 114,287.56 114,170.05 0.00 0.00 0.00 N/A 01/03/2006 117.51 6.025%
0.000%
405176593 165,000.00 164,491.63 164,362.58 0.00 0.00 0.00 N/A 01/05/2006 129.05 7.360%
0.000%
405563055 255,000.00 254,233.16 253,974.99 0.00 0.00 0.00 N/A 12/29/2005 258.17 5.990%
0.000%
405563061 198,750.00 198,404.45 198,287.58 0.00 0.00 0.00 N/A 12/30/2005 116.87 8.750%
0.000%
405848807 18,200.00 18,183.30 18,177.62 0.00 0.00 0.00 N/A 12/08/2005 5.68 11.750%
0.000%
405848894 143,000.00 142,802.53 142,702.82 0.00 0.00 0.00 N/A 01/12/2006 99.71 7.875%
0.000%
405849016 65,400.00 65,337.07 65,305.23 0.00 0.00 0.00 N/A 12/15/2005 31.84 9.625%
0.000%
405849732 27,500.00 27,474.23 27,461.19 0.00 0.00 0.00 N/A 12/28/2005 13.04 9.750%
0.000%
405849749 136,000.00 136,000.00 136,000.00 0.00 0.00 0.00 N/A 12/06/2005 0.00 7.400%
0.000%
405850229 112,100.00 111,902.05 111,835.11 0.00 0.00 0.00 N/A 01/04/2006 66.94 8.675%
0.000%
405850927 96,750.00 96,633.32 96,574.36 0.00 0.00 0.00 N/A 01/04/2006 58.96 8.540%
0.000%
405852119 103,350.00 103,093.86 103,007.48 0.00 0.00 0.00 N/A 12/06/2005 86.38 6.990%
0.000%
405912742 140,152.00 140,092.59 140,032.68 0.00 0.00 0.00 N/A 12/06/2005 59.91 10.200%
0.000%
405912810 355,275.00 354,816.62 354,585.08 0.00 0.00 0.00 N/A 12/27/2005 231.54 8.210%
0.000%
405914778 164,800.00 164,799.83 164,799.83 0.00 0.00 0.00 N/A 01/05/2006 0.00 7.790%
0.000%
Total:
16
2,291,277.00
2,286,670.21
1,425.83
2,285,244.38
0.00
0.00
0.00
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
405084661 462,000.00 462,000.00 462,000.00 0.00 0.00 0.00 N/A 12/22/2005 0.00 7.750%
0.000%
405341051 556,000.00 556,000.00 556,000.00 0.00 0.00 0.00 N/A 01/06/2006 0.00 7.790%
0.000%
405563143 560,000.00 559,999.99 559,999.98 0.00 0.00 0.00 N/A 01/09/2006 0.01 6.500%
0.000%
01/24/2006 3:44 pm Page S15
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
405848424 121,497.00 121,090.38 121,030.39 0.00 0.00 0.00 N/A 12/23/2005 59.99 9.750%
0.000%
405848462 364,000.00 362,698.70 362,433.38 0.00 0.00 0.00 N/A 12/29/2005 265.32 7.750%
0.000%
405848851 151,200.00 150,925.88 150,787.71 0.00 0.00 0.00 N/A 12/27/2005 138.17 6.500%
0.000%
405849472 85,000.00 84,948.33 84,922.12 0.00 0.00 0.00 N/A 12/30/2005 26.21 11.750%
0.000%
405849854 231,000.00 230,510.21 230,344.82 0.00 0.00 0.00 N/A 01/06/2006 165.39 7.775%
0.000%
405850016 137,600.00 137,265.95 137,150.10 0.00 0.00 0.00 N/A 12/21/2005 115.85 6.950%
0.000%
405850117 51,000.00 50,952.22 50,928.04 0.00 0.00 0.00 N/A 12/07/2005 24.18 9.750%
0.000%
405850466 36,111.00 36,089.05 36,077.91 0.00 0.00 0.00 N/A 12/05/2005 11.14 11.750%
0.000%
405850765 600,000.00 599,084.07 598,621.88 0.00 0.00 0.00 N/A 12/16/2005 462.19 7.375%
0.000%
405851026 108,000.00 107,884.60 107,826.24 0.00 0.00 0.00 N/A 12/20/2005 58.36 9.125%
0.000%
405851133 162,000.00 161,764.75 161,646.00 0.00 0.00 0.00 N/A 01/10/2006 118.75 7.625%
0.000%
405852233 105,000.00 104,944.12 104,887.81 0.00 0.00 0.00 N/A 12/20/2005 56.31 9.125%
0.000%
405912411 125,000.00 124,812.20 124,717.43 0.00 0.00 0.00 N/A 12/28/2005 94.77 7.455%
0.000%
405913572 264,000.00 263,852.15 263,703.21 0.00 0.00 0.00 N/A 12/23/2005 148.94 8.880%
0.000%
Total:
17
4,119,408.00
4,114,822.60
1,745.58
4,113,077.02
0.00
0.00
0.00
01/24/2006 3:44 pm Page S16
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
# None #
VII. REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
01/24/2006 3:44 pm Page S17
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
# None #
VIII. Foreclosure LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
01/24/2006 3:44 pm Page S18
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
Bankruptcy
Count
Balance ($)
%
GROUP 1
1 217,500.00 80.38%
GROUP 2
1 53,087.42 19.62%
TOTAL:
2
270,587.42
100.00%
GROUP 1
GROUP 2
GROUP 1 80.4%
GROUP 2 19.6%
Total:
100.0%
IX. Bankruptcy LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
405341059 217,500.00 217,500.00 7.29% 01/01/2006 360
Total:
1
217,500.00
217,500.00
GROUP 2
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
405508997 67,200.00 53,087.42 11.13% 12/01/2005 180
Total:
1
53,087.42
67,200.00
01/24/2006 3:44 pm Page S19
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
X. MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
01/24/2006 3:44 pm Page S20
CSFB HEAT 2006-1
for Distribution Date of: January 25, 2006
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
XI. MATERIAL BREACHES LOAN DETAIL REPORT
01/24/2006 3:44 pm Page S21